Schedule of Portfolio Investments

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.7%)

Communication Services (2.3%):

Cogent Communications Holdings, Inc.	1,903	134,809

EW Scripps Co. (The), Class A	4,088	73,829

Gray Television, Inc.	6,033	137,673

IDT Corp., Class B(a)	2,454	102,945

Loral Space & Communications, Inc.	1,747	75,138

QuinStreet, Inc.(a)	5,691	99,934

Sciplay Corp., Class A(a)	4,658	96,374

Shenandoah Telecommunication Co.	2,765	87,319

Techtarget, Inc.(a)	1,121	92,393

Telephone & Data Systems, Inc.	4,977	97,051

TrueCar, Inc.(a)	13,114	54,554

US Cellular Corp.(a)	3,422	109,128

		1,161,147

Consumer Discretionary (10.5%):

1-800-Flowers.com, Inc., Class A(a)	2,922	89,150

Adtalem Global Education, Inc.(a)	3,009	113,770

American Public Education, Inc.(a)	2,857	73,168

America’s Car-Mart, Inc.(a)	792	92,490

Beazer Homes USA, Inc.(a)	3,845	66,326

Big Lots, Inc.	1,161	50,341

Boot Barn Holdings, Inc.(a)	1,149	102,112

Camping World Holdings, Inc., Class A	1,609	62,542

Carriage Services, Inc.	3,495	155,842

Cavco Industries, Inc.(a)	495	117,186

Century Communities, Inc.	1,279	78,595

Citi Trends, Inc.(a)	1,001	73,033

Clarus Corp.	7,493	192,046

Container Store Group, Inc. (The)(a)	3,191	30,378

Duluth Holdings, Inc., Class B(a)	5,061	68,981

El Pollo Loco Holdings, Inc.(a)	5,616	94,910

Ethan Allen Interiors, Inc.	3,883	92,027

Franchise Group, Inc.	2,777	98,334

Gentherm, Inc.(a)	1,614	130,621

G-III Apparel Group Ltd.(a)	2,116	59,883

Green Brick Partners, Inc.(a)	3,416	70,096

Group 1 Automotive, Inc.	510	95,819

GrowGeneration Corp.(a)	751	18,527

Haverty Furniture Cos., Inc.	2,451	82,623

Hibbett, Inc.	1,056	74,701

Jack In The Box, Inc.	1,221	118,840

Johnson Outdoors, Inc., Class A	867	91,729

Kontoor Brands, Inc.	1,659	82,867

La Z Boy, Inc.	3,186	102,685

Lands’ End, Inc.(a)	2,394	56,355

LGI Homes, Inc.(a)	599	85,004

Liquidity Services, Inc.(a)	2,835	61,264

Lumber Liquidators Holdings, Inc.(a)	2,775	51,837

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Discretionary (10.5%): (continued)

M/I Homes, Inc.(a)	1,423	82,249

Malibu Boats, Inc.(a)	1,081	75,648

MarineMax, Inc.(a)	1,472	71,421

Monro, Inc.	1,744	100,297

Motorcar Parts of America, Inc.(a)	4,174	81,393

Nautilus, Inc.(a)	3,102	28,880

OneWater Marine, Inc.	1,889	75,957

Papa John’s International, Inc.	1,212	153,912

Perdoceo Education Corp.(a)	8,933	94,332

PetMed Express, Inc.	1,896	50,946

Sally Beauty Holdings, Inc.(a)	4,035	67,990

Shoe Carnival, Inc.	2,933	95,088

Skyline Champion Corp.(a)	1,943	116,697

Smith & Wesson Brands, Inc.	3,923	81,441

Standard Motor Products	2,870	125,448

Strategic Education, Inc.	1,103	77,761

Stride, Inc.(a)	2,466	88,628

Sturm Ruger & Co.	1,586	117,015

Superior Group of Cos., Inc.	2,880	67,075

The Buckle, Inc.	1,945	77,003

Tri Pointe Group, Inc.(a)	4,282	90,008

Tupperware Corp.(a)	1,446	30,540

Turtle Beach Corp.(a)	2,464	68,548

Universal Electronics, Inc.(a)	2,060	101,455

Vista Outdoor, Inc.(a)	2,159	87,029

Winmark Corp.	943	202,773

Winnebago Industries, Inc.	1,177	85,274

XPEL, Inc.(a)	1,050	79,653

Zumiez, Inc.(a)	1,910	75,942

		5,384,485

Consumer Staples (6.2%):

Andersons, Inc. (The)	2,947	90,856

B&G Foods, Inc.	3,482	104,077

Cal-Maine Foods, Inc.	4,721	170,711

Central Garden And Pet Co., Class A(a)	2,966	127,538

Coca-Cola Consolidated, Inc.	456	179,746

Edgewell Personal Care Co.	3,289	119,391

elf Beauty, Inc.(a)	4,271	124,072

Fresh Del Monte Produce, Inc.	4,684	150,918

Hostess Brands, Inc.(a)	14,672	254,853

Ingles Markets, Inc.	2,261	149,294

Inter Parfums, Inc.	1,655	123,744

John B. Sanfilippo & Son, Inc.	1,944	158,864

Medifast, Inc.	450	86,688

Natural Grocers by Vitamin Cottage, Inc.	4,486	50,333

Nu Skin Enterprises, Inc., Class A	2,202	89,115

PriceSmart, Inc.	1,796	139,280

Seneca Foods Corp., Class A(a)	2,022	97,501

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (6.2%): (continued)

SpartanNash Co.	4,730	103,587

Sprouts Farmers Market, Inc.(a)	4,947	114,622

The Simply Good Foods Co.(a)	3,710	127,958

Tootsie Roll Industries, Inc.	3,370	102,549

TreeHouse Foods, Inc.(a)	2,385	95,114

United Natural Foods, Inc.(a)	1,838	88,996

Usana Health Sciences, Inc.(a)	1,398	128,896

Veru, Inc.(a)	3,265	27,850

Weis Markets, Inc.	2,920	153,446

		3,159,999

Energy (1.4%):

Bonanza Creek Energy, Inc.	2,124	101,740

Cactus, Inc., Class A	2,416	91,131

Clean Energy Fuels Corp.(a)	3,397	27,686

Dorian LPG, Ltd.	7,470	92,703

Helix Energy Solutions Group, Inc.(a)	11,591	44,973

International Seaways, Inc.	8,573	156,200

REX American Resources Corp.(a)	831	66,372

W&T Offshore, Inc.(a)	16,217	60,327

World Fuel Services Corp.	2,391	80,385

		721,517

Financials (25.3%):

1st Source Corp.	2,463	116,352

Allegiance Bancshares, Inc.	2,829	107,926

American Equity Investment Life Holding Co.	2,199	65,024

American National Group, Inc.	1,383	261,428

Amerisafe, Inc.	2,795	156,967

Atlantic Union Bankshares	2,506	92,346

Axos Financial, Inc.(a)	2,315	119,315

B Riley Financial, Inc.	1,902	112,294

Bancfirst Corp.	1,328	79,839

BanCorp, Inc. (The)(a)	4,158	105,821

Banner Corp.	1,762	97,280

BGC Partners, Inc., Class A	17,086	89,018

Brightsphere Investment Group, Inc.	4,773	124,718

Brookline BanCorp, Inc.	7,495	114,374

Capitol Federal Financial, Inc.	10,700	122,943

Cathay General BanCorp	2,572	106,455

City Holding Co.	1,693	131,902

Columbia Financial, Inc.(a)	9,317	172,365

Community Trust BanCorp, Inc.	2,841	119,606

ConnectOne BanCorp, Inc.	3,742	112,297

Cowen, Inc., Class A	2,372	81,383

Customers BanCorp, Inc.	2,686	115,552

CVB Financial Corp.	5,280	107,554

Dime Community Bancshares, Inc.	3,101	101,279

eHealth, Inc.(a)	807	32,683

Employers Holdings, Inc.	3,758	148,403

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (25.3%): (continued)

Encore Capital Group, Inc.(a)	2,330	114,799

Enova International, Inc.(a)	2,565	88,621

Enterprise Financial Services Corp.	2,162	97,895

FB Financial Corp.	2,456	105,313

Federal Agricultural Mortgage Corp., Class C	1,426	154,750

Federated Hermes, Inc.	3,663	119,047

First BanCorp.	8,197	107,791

First BanCorp/Southern Pines NC	2,436	104,772

First Busey Corp.	4,421	108,889

First Commonwealth Financial Corp.	7,091	96,650

First Financial BanCorp.	3,849	90,105

First Foundation, Inc.	4,993	131,316

First Interstate Bancsys, Class A	2,673	107,615

First Merchants Corp.	2,273	95,102

First Midwest BanCorp, Inc.	4,676	88,891

FirstCash, Inc.	1,914	167,475

Flagstar BanCorp, Inc.	2,996	152,137

Fulton Financial Corp.	5,924	90,519

German American BanCorp, Inc.	2,950	113,958

Great Southern BanCorp, Inc.	2,349	128,749

Green Dot Corp., Class A(a)	2,286	115,054

Heartland Financial USA, Inc.	2,245	107,940

Heritage Financial Corp.	3,908	99,654

Hilltop Holdings, Inc.	3,580	116,959

HomeStreet, Inc.	2,792	114,891

Hope BanCorp, Inc.	6,488	93,687

Horace Mann Educators	3,669	145,990

Horizon BanCorp, Inc.	5,872	106,694

International Bancshares Corp.	2,425	100,977

James River Group Holdings Ltd.	2,752	103,833

Kearny Financial Corp.	9,863	122,597

Lakeland BanCorp, Inc.	6,192	109,165

Lakeland Financial Corp.	1,999	142,409

Live Oak Bancshares, Inc.	1,267	80,619

Merchants BanCorp	2,769	109,292

Meridian BanCorp, Inc.	6,076	126,138

Meta Financial Group, Inc.	1,947	102,179

Mr Cooper Group, Inc.(a)	3,308	136,190

National Bank Holdings Corp., Class A	3,065	124,071

National Western Life Group, Inc., Class A	463	97,503

Navient Corp.	6,964	137,400

NBT BanCorp, Inc.	3,122	112,767

Nelnet, Inc., Class A	2,192	173,694

Nicolet Bankshares, Inc.(a)	1,789	132,708

NMI Holdings, Inc.(a)	4,606	104,142

Northfield BanCorp, Inc.	7,823	134,243

Northwest Bancshares, Inc.	8,963	119,029

Oceanfirst Financial Corp.	4,572	97,887

OFG BanCorp	4,076	102,797

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (25.3%): (continued)

Old National BanCorp	6,652	112,751

Origin BanCorp, Inc.	2,335	98,887

Palomar Holdings, Inc.(a)	1,073	86,731

Park National Corp.	763	93,048

Piper Sandler Cos.	1,096	151,752

PJT Partners, Inc., Class A	2,319	183,456

PRA Group, Inc.(a)	3,704	156,087

Preferred Bank	1,757	117,157

Premier Financial Corp.	2,964	94,374

Provident Financial Services, Inc.	4,764	111,811

Renasant Corp.	2,795	100,760

S&T BanCorp, Inc.	2,834	83,518

Safety Insurance Group, Inc.	2,067	163,810

Sandy Spring BanCorp, Inc.	2,512	115,100

Seacoast Banking Corp.	2,851	96,392

Servisfirst Bancshares, Inc.	2,092	162,758

Silvergate Capital Corp., Class A(a)	292	33,726

SiriusPoint, Ltd.(a)	12,948	119,898

Southside Bancshares, Inc.	3,473	132,981

Stewart Information Services	2,156	136,389

Stock Yards BanCorp, Inc.	2,449	143,634

StoneX Group, Inc.(a)	1,807	119,081

Tompkins Financial Corp.	1,372	111,009

Towne Bank	3,667	114,080

TriCo Bancshares	2,349	101,947

Triumph BanCorp, Inc.(a)	1,062	106,338

Trustmark Corp.	3,610	116,314

United Community Banks, Inc.	3,201	105,057

Univest Financial Corp.	3,614	98,987

Veritex Holdings, Inc.	3,258	128,235

Virtus Investment Partners, Inc.	481	149,264

Washington Federal, Inc.	3,963	135,971

Washington Trust BanCorp, Inc.	2,227	117,986

WesBanco, Inc.	2,919	99,480

Westamerica BanCorp.	2,386	134,236

World Acceptance Corp.(a)	528	100,098

WSFS Financial Corp.	1,975	101,337

		12,964,467

Health Care (9.9%):

Accuray, Inc.(a)	13,363	52,784

Addus Homecare Corp.(a)	1,157	92,271

Antares Pharma, Inc.(a)	24,110	87,760

Apollo Medical Holdings, Inc.(a)	4,701	428,026

Atrion Corp.	234	163,215

BioDelivery Sciences International, Inc.(a)	25,626	92,510

Brookdale Senior Living, Inc.(a)	8,626	54,344

Cara Therapeutics, Inc.(a)	3,723	57,520

Catalyst Pharmaceuticals, Inc.(a)	18,889	100,112

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (9.9%): (continued)

Co-Diagnostics, Inc.(a)	4,237	41,226

Coherus Biosciences, Inc.(a)	6,978	112,136

Collegium Pharmaceutical, Inc.(a)	4,244	83,777

Community Health Systems, Inc.(a)	4,282	50,099

Computer Programs & Systems(a)	4,077	144,570

Corcept Therapeutics, Inc.(a)	2,434	47,901

CorVel Corp.(a)	1,613	300,373

Eagle Pharmaceuticals, Inc.(a)	3,169	176,767

Fulgent Genetics, Inc.(a)	413	37,149

Hanger, Inc.(a)	4,307	94,582

Healthstream, Inc.(a)	7,745	221,352

InfuSystem Holdings, Inc.(a)	4,707	61,332

Innoviva, Inc.(a)	9,979	166,749

Integer Holdings Corp.(a)	1,242	110,960

Ironwood Pharmaceuticals, Inc.(a)	11,194	146,194

Lemaitre Vascular, Inc.	2,181	115,789

ModivCare, Inc.(a)	746	135,489

National Healthcare Corp.	1,561	109,239

National Research Corp.	3,022	127,438

Nextgen Healthcare, Inc.(a)	5,844	82,400

Orthofix Medical, Inc.(a)	2,859	108,985

Owens & Minor, Inc.	960	30,038

Phibro Animal Health Corp., Class A	4,818	103,780

Prestige Consumer Healthcare, Inc.(a)	3,823	214,509

Retractable Technologies, Inc.(a)	3,491	38,506

SIGA Technologies, Inc.(a)	15,893	117,449

Simulations Plus, Inc.	1,390	54,905

Supernus Pharmaceuticals, Inc.(a)	3,052	81,397

Surmodics, Inc.(a)	2,156	119,874

The Joint Corp.(a)	1,888	185,062

The Pennant Group, Inc.(a)	1,407	39,523

Triple-S Management Corp.(a)	4,566	161,499

U.S. Physical Therapy, Inc.	849	93,899

Vanda Pharmaceuticals, Inc.(a)	5,671	97,201

Vericel Corp.(a)	1,451	70,809

Zynex, Inc.(a)	3,995	45,503

		5,057,003

Industrials (21.1%):

ACCO Brands Corp.	11,244	96,586

AeroVironment, Inc.(a)	711	61,373

Alamo Group, Inc.	945	131,856

Albany International Corp.	1,451	111,538

Ameresco, Inc.(a)	1,506	87,996

American Woodmark Corp.(a)	1,002	65,501

Apogee Enterprises, Inc.	2,912	109,957

ArcBest Corp.	1,358	111,044

Arcosa, Inc.	1,784	89,503

Argan, Inc.	2,771	121,010

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (21.1%): (continued)

Astec Industries, Inc.	1,377	74,096

Atlas Air Worldwide Holdings, Inc.(a)	1,856	151,598

AZZ, Inc.	2,866	152,471

Barnes Group, Inc.	2,061	86,006

Barrett Business Services, Inc.	1,838	140,166

Blue Bird Corp.(a)	2,621	54,674

Brady Corp.	2,807	142,315

CAI International, Inc.	1,898	106,117

Casella Waste Systems, Inc.(a)	2,734	207,620

CBIZ, Inc.(a)	5,368	173,601

Columbus McKinnon Corp.	2,396	115,847

Comfort Systems USA, Inc.	1,433	102,202

Construction Partners, Inc., Class A(a)	2,877	96,005

CRA International, Inc.	1,272	126,360

CSW Industrials, Inc.	889	113,525

Daseke, Inc.(a)	7,493	69,011

Deluxe Corp.	1,921	68,945

Ducommon, Inc.(a)	1,595	80,308

Dycom Industries, Inc.(a)	814	57,989

Echo Global Logistics, Inc.(a)	3,284	156,680

Encore Wire Corp.	2,382	225,885

Energy Recovery, Inc.(a)	6,074	115,588

Enerpac Tool Group Corp.	4,392	91,046

Ennis, Inc.	8,151	153,646

ESCO Technologies, Inc.	1,384	106,568

Evoqua Water Technologies Corp.(a)	3,773	141,714

Federal Signal Corp.	3,817	147,413

Forrester Research, Inc.(a)	3,035	149,504

Forward Air Corp.	1,790	148,606

Gibraltar Industries, Inc.(a)	1,208	84,137

Global Industrial Co.	2,231	84,533

GMS, Inc.(a)	2,239	98,068

Gorman-Rupp Co.	3,773	135,111

Great Lakes Dredge & Dock Corp.(a)	8,174	123,346

Griffon Corp.	3,307	81,352

Healthcare Services Group	3,898	97,411

Heartland Express, Inc.	10,204	163,468

Helios Technologies, Inc.	1,962	161,100

Herc Holdings, Inc.	904	147,768

Heritage-Crystal Clean, Inc.(a)	2,977	86,273

HNI Corp.	2,725	100,062

Hub Group, Inc., Class A(a)	2,394	164,587

Hyster-Yale Materials Handling, Inc.	1,116	56,090

ICF International, Inc.	1,559	139,203

IES Holdings, Inc.(a)	1,886	86,171

Insteel Industries, Inc.	3,364	128,000

Jeld-Wen Holding, Inc.(a)	2,945	73,713

Kadant, Inc.	714	145,727

Kforce, Inc.	1,904	113,555

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (21.1%): (continued)

Kimball International, Inc., Class B	7,458	83,530

Lindsay Corp.	955	144,959

Marten Transport Ltd.	7,855	123,245

Matson, Inc.	1,455	117,433

McGrath Rentcorp	1,738	125,049

Meritor, Inc.(a)	3,605	76,823

Miller Industries, Inc.	3,499	119,106

Mueller Industries, Inc.	3,253	133,698

Mueller Water Products, Inc., Class A	11,206	170,555

MYR Group, Inc.(a)	1,412	140,494

National Presto Industries, Inc.	1,198	98,332

Northwest Pipe Co.(a)	3,155	74,773

NV5 Global, Inc.(a)	1,123	110,694

Omega Flex, Inc.	629	89,752

PAE, Inc.(a)	11,744	70,229

Patrick Industries, Inc.	1,092	90,964

PGT Innovations, Inc.(a)	4,691	89,598

Powell Industries, Inc.	3,382	83,096

Primoris Services Corp.	3,244	79,446

Quanex Building Products Corp.	4,873	104,331

Radiant Logistics, Inc.(a)	16,189	103,448

Raven Industries, Inc.	2,511	144,659

Resources Connection, Inc.	8,918	140,726

Rush Enterprises, Inc., Class A	2,869	129,564

SPX Corp.(a)	2,090	111,710

SPX FlOW, Inc.	1,879	137,355

Standex International Corp.	1,369	135,408

Sterling Construction Co., Inc.(a)	3,551	80,501

Tennant Co.	1,785	132,001

Terex Corp.	2,001	84,242

The Greenbrier Cos., Inc.	2,400	103,176

Titan Machinery, Inc.(a)	3,627	93,976

US Xpress Enterprise, Inc., Class A(a)	5,472	47,223

Vectrus, Inc.(a)	2,445	122,935

Veritiv Corp.(a)	1,270	113,741

Werner Enterprises, Inc.	3,639	161,099

		10,779,416

Information Technology (11.7%):

A10 Networks, Inc.(a)	9,322	125,661

ACM Research, Inc., Class A(a)	565	62,150

ADTRAN, Inc.	5,518	103,518

Alpha & Omega Semiconductor, Ltd.(a)	1,882	59,038

American Software, Inc., Class A	6,805	161,619

Avid Technology, Inc.(a)	3,454	99,890

Axcelis Technologies, Inc.(a)	1,835	86,300

AXT, Inc.(a)	4,248	35,386

Benchmark Electronics, Inc.	4,206	112,342

Calix, Inc.(a)	1,537	75,974

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (11.7%): (continued)

Cambium Networks Corp.(a)	815	29,495

Casa Systems, Inc.(a)	6,607	44,795

Cass Information Systems, Inc.	2,869	120,068

ChannelAdvisor Corp.(a)	2,515	63,453

Clearfield, Inc.(a)	2,488	109,845

CSG Systems International, Inc.	4,032	194,342

CTS Corp.	4,023	124,351

Digi International, Inc.(a)	4,620	97,112

Ebix, Inc.	1,538	41,418

eGain Corp.(a)	6,973	71,125

eplus, Inc.(a)	1,468	150,631

Evertec, Inc.	3,922	179,314

Exlservice Holdings, Inc.(a)	1,844	227,033

FARO Technologies, Inc.(a)	1,401	92,200

Greensky, Inc.(a)	11,631	130,035

Ichor Holding Ltd.(a)	1,238	50,869

Insight Enterprises, Inc.(a)	1,463	131,787

Intelligent Systems Corp.(a)	2,392	97,139

InterDigital, Inc.	2,231	151,306

Kimball Electronics, Inc.(a)	3,791	97,694

Knowles Corp.(a)	6,788	127,207

Luna Innovations, Inc.(a)	7,796	74,062

Methode Electronics, Inc.	2,666	112,105

Mimecast, Ltd.(a)	2,660	169,176

Mitek Systems, Inc.(a)	5,246	97,051

Napco Security Technologies Inc.(a)	3,098	133,462

NETGEAR, Inc.(a)	2,420	77,222

NetScout Systems, Inc.(a)	5,713	153,965

NVE Corp.	1,762	112,715

OSI Systems, Inc.(a)	1,968	186,566

PC Connection, Inc.	2,819	124,121

Perficient, Inc.(a)	2,357	272,705

Photronics, Inc.(a)	8,496	115,801

Plexus Corp.(a)	1,666	148,957

Progress Software Corp.	3,471	170,739

Ribbon Communications, Inc.(a)	9,156	54,753

ShotSpotter, Inc.(a)	2,170	78,923

SMART Global Holdings, Inc.(a)	1,906	84,817

Super Micro Computer, Inc.(a)	2,557	93,510

The Hackett Group, Inc.	7,551	148,151

Ultra Clean Holdings, Inc.(a)	1,280	54,528

VirnetX Holding Corp.(a)	15,925	62,426

Vishay Precision Group, Inc.(a)	4,063	141,271

Xperi Holding Corp.	4,067	76,622

		5,996,745

Materials (5.4%):

AdvanSix, Inc.(a)	3,337	132,646

American Vanguard Corp.	6,421	96,636

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Materials (5.4%): (continued)

Boise Cascade Co.	1,554	83,885

Chase Corp.	1,122	114,612

Clearwater Paper Corp.(a)	2,459	94,253

Coeur Mining, Inc.(a)	5,827	35,953

Compass Minerals International	2,108	135,755

Ecovyst, Inc.	6,420	74,857

Futurefuel Corp.	7,472	53,275

GCP Applied Technologies(a)	4,817	105,589

Glatfelter Corp.	7,371	103,931

Greif, Inc., Class A	2,034	131,396

H.B. Fuller Co.	2,294	148,101

Hawkins, Inc.	3,247	113,255

Ingevity Corp.(a)	1,448	103,344

Innospec, Inc.	1,258	105,949

Kaiser Aluminum Corp.	801	87,277

Koppers Holdings, Inc.(a)	2,524	78,900

Materion Corp.	1,920	131,789

Minerals Technologies, Inc.	1,576	110,068

Myers Industries, Inc.	5,680	111,158

O-I Glass, Inc.(a)	5,491	78,357

Orion Engineered Carbons SA(a)	4,647	84,715

Rayonier Advanced Materials, Inc.(a)	5,191	38,932

Schnitzer Steel Industries, Inc.	2,353	103,085

Stepan Co.	1,366	154,276

SunCoke Energy, Inc.	11,020	69,206

Trinseo SA	1,286	69,418

		2,750,618

Real Estate (1.9%):

Forestar Group, Inc.(a)	6,143	114,444

Kennedy-Wilson Holdings, Inc.	7,002	146,482

Marcus & Millichap, Inc.(a)	4,447	180,637

Newmark Group, Inc., Class A	7,811	111,775

RE/MAX Holdings, Inc.	2,905	90,520

Tejon Ranch Co.(a)	9,509	168,880

The RMR Group, Inc., Class A	2,620	87,639

The St. Joe Co.	2,228	93,799

		994,176

Utilities (4.0%):

American States Water Co.	2,480	212,090

Avista Corp.	3,539	138,446

California Water Service Group	3,064	180,561

Chesapeake Utilities Corp.	1,337	160,507

MGE Energy, Inc.	2,511	184,558

Middlesex Water Co.	1,752	180,071

Northwest Natural Holding Co.	2,250	103,477

NorthWestern Corp.	2,384	136,603

Otter Tail Corp.	3,579	200,317

SJW Group	2,479	163,763

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (4.0%): (continued)

South Jersey Industries, Inc.	4,305	91,524

The York Water Co.	3,124	136,456

Unitil Corp.	3,142	134,415

		2,022,788

Total Common Stocks (Cost $45,484,064)		50,992,361

Total Investments (Cost $45,484,064) — 99.7%		50,992,361

Other assets in excess of liabilities — 0.3%		147,626

NET ASSETS - 100.00%		51,139,987

Percentages indicated are based on net assets as of September 30, 2021.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index December Future (U.S. Dollar)	12/17/21	1	$110,040	$(2,212)

				$(2,212)

Schedule of Portfolio Investments

September 30, 2021

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.6%)

Communication Services (0.7%):

Cable One, Inc.	296	536,686

Liberty Broadband Corp., Class C(a)	4,091	706,516

		1,243,202

Consumer Discretionary (9.4%):

Aptiv PLC(a)	3,232	481,471

AutoZone, Inc.(a)	489	830,317

Booking Holdings, Inc.(a)	166	394,062

BorgWarner, Inc.	9,689	418,662

Bright Horizons Family Solutions, Inc.(a)	2,772	386,472

CarMax, Inc.(a)	3,599	460,528

Chipotle Mexican Grill, Inc.(a)	346	628,862

Deckers Outdoor Corp.(a)	1,313	472,943

Dollar General Corp.	3,420	725,519

Dollar Tree, Inc.(a)	4,671	447,108

Domino’s Pizza, Inc.	1,684	803,201

DR Horton, Inc.	4,415	370,728

Five Below, Inc.(a)	2,277	402,596

Floor & Decor Holdings, Inc., Class A(a)	3,525	425,785

Garmin Ltd.	5,343	830,623

Gentex Corp.	19,521	643,803

Genuine Parts Co.	5,009	607,241

Lear Corp.	2,567	401,684

Lennar Corp.	3,522	329,941

Lithia Motors, Inc.	803	254,583

LKQ Corp.(a)	10,617	534,247

Lowe’s Cos., Inc.	2,885	585,251

Mohawk Industries, Inc.(a)	2,002	355,155

NVR, Inc.(a)	103	493,790

O’Reilly Automotive, Inc.(a)	1,402	856,706

Peloton Interactive, Inc., Class A(a)	1,950	169,747

Pool Corp.	1,261	547,791

Pultegroup, Inc.	7,667	352,069

RH(a)	546	364,133

Ross Stores, Inc.	3,293	358,443

Service Corp. International	12,044	725,771

Tesla, Inc.(a)	322	249,705

Tractor Supply Co.	3,063	620,594

Vail Resorts, Inc.(a)	1,499	500,741

Wayfair, Inc., Class A(a)	735	187,800

		17,218,072

Consumer Staples (3.8%):

Bunge, Ltd.	7,065	574,526

Campbell Soup Co.	13,922	582,079

Conagra Brands, Inc.	20,583	697,146

Costco Wholesale Corp.	2,422	1,088,326

Darling Ingredients, Inc.(a)	5,043	362,592

Hormel Foods Corp.	17,485	716,885

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (3.8%): (continued)

Lamb Weston Holding, Inc.	5,645	346,433

McCormick & Co., Inc.	9,096	737,049

Monster Beverage Corp.(a)	7,183	638,066

The JM Smucker Co.	5,236	628,477

Tyson Foods, Inc., Class A	7,957	628,125

		6,999,704

Energy (0.8%):

Kinder Morgan, Inc.	31,733	530,893

ONEOK, Inc.	6,861	397,869

The Williams Cos., Inc.	20,009	519,034

		1,447,796

Financials (13.1%):

Aflac, Inc.	11,269	587,453

Alleghany Corp.(a)	837	522,631

American Financial Group, Inc.	3,608	453,995

Apollo Global Management, Inc.	9,866	607,647

Arch Capital Group Ltd.(a)	13,483	514,781

Ares Management Corp., Class A	12,451	919,257

Arthur J Gallagher & Co.	6,566	976,036

Athene Holding, Ltd., Class A(a)	7,922	545,588

BlackRock, Inc.	821	688,540

Brown & Brown, Inc.	16,420	910,489

Cboe Global Markets, Inc.	5,365	664,509

Cincinnati Financial Corp.	4,260	486,577

Commerce Bancshares, Inc.	7,189	500,930

East West Bancorp, Inc.	4,778	370,486

Erie Indemnity Co., Class A	3,026	539,899

Everest Re Group, Ltd.	2,228	558,738

FactSet Research Systems, Inc.	2,239	883,912

First Horizon Corp.	21,574	351,441

First Republic Bank	3,392	654,249

Franklin Resources, Inc.	13,613	404,578

Globe Life, Inc.	5,970	531,509

Interactive Brokers Group, Inc.	7,315	456,017

Intercontinental Exchange, Inc.	6,772	777,561

Invesco Ltd.	14,199	342,338

LPL Financial Holdings, Inc.	3,286	515,113

Markel Corp.(a)	511	610,711

MarketAxess Holdings, Inc.	847	356,324

Morningstar, Inc.	2,585	669,593

MSCI, Inc.	1,186	721,491

Nasdaq, Inc.	4,622	892,139

Principal Financial Group, Inc.	6,875	442,750

Reinsurance Group of America, Inc.	2,764	307,523

RenaissancereRe Holdings, Ltd.	3,772	525,817

Santander Consumer USA Holdings, Inc.	15,051	627,627

SEI Investments Co.	9,270	549,711

Signature Bank	1,344	365,944

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (13.1%): (continued)

SVB Financial Group(a)	875	566,020

The Carlyle Group, Inc.	16,653	787,354

The Charles Schwab Corp.	7,176	522,700

Tradeweb Markets, Inc., Class A	6,972	563,198

Western Alliance Bancorp	3,570	388,487

WR Berkley Corp.	7,488	547,972

		24,209,635

Health Care (15.6%):

ABIOMED, Inc.(a)	1,354	440,754

Agilent Technologies, Inc.	5,495	865,627

Align Technology, Inc.(a)	487	324,064

Amedisys, Inc.(a)	1,827	272,406

Amgen, Inc.	2,751	585,000

Avantor, Inc.(a)	14,048	574,563

Baxter International, Inc.	9,179	738,267

BioMarin Pharmaceutical, Inc.(a)	4,204	324,927

Bio-Rad Laboratories, Inc., Class A(a)	817	609,441

Bruker Corp.	8,108	633,235

Cardinal Health, Inc.	8,790	434,753

Catalent, Inc.(a)	4,275	568,874

Centene Corp.(a)	7,801	486,080

Cerner Corp.	10,923	770,290

Charles River Laboratories International, Inc.(a)	1,734	715,570

Danaher Corp.	2,887	878,918

DaVita, Inc.(a)	5,319	618,387

Denali Therapeutics, Inc.(a)	3,882	195,847

Dexcom, Inc.(a)	1,046	572,016

Edwards Lifesciences Corp.(a)	7,063	799,602

Encompass Health Corp.	7,323	549,518

HCA Healthcare, Inc.	2,474	600,489

Henry Schein, Inc.(a)	7,211	549,190

Horizon Therapeutics PLC(a)	3,223	353,047

Humana, Inc.	1,477	574,774

IDEXX Laboratories, Inc.(a)	979	608,840

Illumina, Inc.(a)	952	386,141

Insulet Corp.(a)	1,347	382,858

Intuitive Surgical, Inc.(a)	677	673,039

IQVIA Holdings, Inc.(a)	2,985	715,027

Jazz Pharmaceuticals PLC(a)	2,910	378,911

Masimo Corp.(a)	2,222	601,518

Mettler-Toledo International, Inc.(a)	499	687,303

Molina Healthcare, Inc.(a)	1,804	489,443

Neurocrine Biosciences, Inc.(a)	3,692	354,100

Novocure, Ltd.(a)	2,187	254,064

PerkinElmer, Inc.	3,710	642,906

PPD, Inc.(a)	12,716	594,982

Regeneron Pharmaceuticals, Inc.(a)	1,119	677,196

Repligen Corp.(a)	1,817	525,095

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (15.6%): (continued)

ResMed, Inc.	2,762	727,925

Seagen, Inc.(a)	2,582	438,424

STERIS PLC	3,435	701,702

Stryker Corp.	2,474	652,443

Syneos Health, Inc.(a)	5,847	511,496

Teleflex, Inc.	1,379	519,262

Veeva Systems, Inc., Class A(a)	1,600	461,072

Vertex Pharamaceuticals, Inc.(a)	2,104	381,645

Waters Corp.(a)	1,936	691,733

West Pharmaceutical Services, Inc.	1,992	845,684

Zoetis, Inc.	4,449	863,729

		28,802,177

Industrials (22.6%):

A O Smith Corp.	8,257	504,255

Advanced Drainage Systems, Inc.	3,182	344,197

AGCO Corp.	3,091	378,740

Allegion PLC	4,223	558,196

AMERCO, Inc.	1,023	660,889

AMETEK, Inc.	5,366	665,438

Builders FirstSource, Inc.(a)	6,996	361,973

Carlisle Companies, Inc.	3,528	701,331

Carrier Global Corp.	12,095	626,037

Caterpillar, Inc.	2,389	458,616

CH Robinson Worldwide, Inc.	5,949	517,563

Cintas Corp.	1,648	627,328

Copart, Inc.(a)	5,447	755,608

Costar Group, Inc.(a)	5,550	477,633

CSX Corp.	20,958	623,291

Deere & Co.	1,485	497,579

Dover Corp.	5,357	833,013

Eaton Corp. PLC	4,486	669,805

Emerson Electric Co.	6,253	589,033

Enphase Energy, Inc.(a)	1,461	219,106

Equifax, Inc.	3,074	779,013

Expeditors International of Washington, Inc.	6,941	826,881

Fastenal Co.	13,003	671,085

Fortive Corp.	9,088	641,340

Fortune Brands Home & Security, Inc.	5,327	476,340

Generac Holdings, Inc.(a)	1,062	434,007

General Dynamics Corp.	3,917	767,849

Graco, Inc.	10,442	730,627

HEICO Corp.	4,008	528,535

Honeywell International, Inc.	2,927	621,344

Howmet Aerospace, Inc.	10,970	342,264

Hubbell, Inc.	3,500	632,345

IAA, Inc.(a)	8,770	478,579

IDEX Corp.	3,091	639,682

Illinois Tool Works, Inc.	3,482	719,486

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (22.6%): (continued)

J.B. Hunt Transport Services, Inc.	3,558	594,969

Jacobs Engineering Group, Inc.	4,420	585,783

Johnson Controls International PLC	10,427	709,870

Kansas City Southern	2,140	579,170

Lennox International, Inc.	1,909	561,570

Masco Corp.	10,089	560,444

Nordson Corp.	3,157	751,840

Norfolk Southern Corp.	2,468	590,469

Old Dominion Freight Line, Inc.	2,464	704,655

Otis Worldwide Corp.	9,694	797,622

PACCAR, Inc.	6,591	520,162

Parker Hannifin Corp.	1,606	449,070

Quanta Services, Inc.	5,351	609,051

Republic Services, Inc.	8,559	1,027,593

Robert Half International, Inc.	5,293	531,047

Rockwell Automation, Inc.	2,390	702,756

Rollins, Inc.	15,287	540,090

Roper Technologies, Inc.	1,522	679,010

Snap-on, Inc.	2,317	484,137

Teledyne Technologies, Inc.(a)	1,257	539,982

The Middleby Corp.(a)	2,413	411,441

Toro Co.	7,494	729,990

Trane Technologies PLC	3,703	639,323

TransDigm Group, Inc.(a)	815	509,025

TransUnion	5,654	635,001

Trex Co., Inc.(a)	4,153	423,315

Union Pacific Corp.	2,889	566,273

United Rentals, Inc.(a)	1,163	408,132

Verisk Analytics, Inc.	3,686	738,195

Waste Management, Inc.	6,543	977,262

Watsco, Inc.	1,825	482,931

Westinghouse Air Brake Technologies Corp.	5,625	484,931

WW Grainger, Inc.	1,732	680,780

XPO Logistics, Inc.(a)	3,123	248,528

Xylem, Inc.	6,269	775,350

		41,588,775

Information Technology (17.1%):

Advanced Micro Devices, Inc.(a)	3,949	406,352

Akamai Technologies, Inc.(a)	5,102	533,618

Amphenol Corp., Class A	10,101	739,696

Analog Devices, Inc.	3,598	602,593

ANSYS, Inc.(a)	1,249	425,222

Arista Networks, Inc.(a)	1,444	496,216

Aspen Technology, Inc.(a)	2,417	296,808

Black Knight, Inc.(a)	8,631	621,432

Broadcom, Inc.	1,092	529,544

Broadridge Financial Solutions, Inc.	4,724	787,207

Cadence Design Systems, Inc.(a)	3,114	471,584

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (17.1%): (continued)

CDW Corp.	3,199	582,282

Ciena Corp.(a)	7,213	370,388

Citrix Systems, Inc.	3,377	362,588

Cognex Corp.	5,938	476,346

Cognizant Technology Solutions Corp., Class A	7,968	591,305

Dolby Laboratories, Inc.	6,434	566,192

Dynatrace, Inc.(a)	5,870	416,594

Entegris, Inc.	3,335	419,876

EPAM Systems, Inc.(a)	1,116	636,656

F5 Networks, Inc.(a)	2,628	522,394

Fair Isaac Corp.(a)	886	352,566

Fidelity National Information Services, Inc.	4,083	496,819

First Solar, Inc.(a)	3,688	352,056

Fiserv, Inc.(a)	4,762	516,677

FleetCor Technologies, Inc.(a)	1,562	408,104

Fortinet, Inc.(a)	2,287	667,895

Gartner, Inc.(a)	2,788	847,217

II-VI, Inc.(a)	4,212	250,024

IPG Photonics Corp.(a)	1,924	304,762

Jack Henry & Associates, Inc.	3,532	579,460

Keysight Technologies, Inc.(a)	4,196	689,361

KLA Corp.	1,056	353,243

Lam Research Corp.	548	311,894

Leidos Holdings, Inc.	5,627	540,924

Manhattan Associates, Inc.(a)	3,752	574,169

Marvell Technology, Inc.	7,283	439,238

Microchip Technology, Inc.	2,494	382,804

Micron Technology, Inc.	4,179	296,625

MKS Instruments, Inc.	1,944	293,369

Monolithic Power Systems, Inc.	928	449,783

NetApp, Inc.	5,778	518,633

NVIDIA Corp.	2,592	536,959

NXP Semiconductors NV	1,993	390,369

ON Semiconductor Corp.(a)	8,636	395,270

Paychex, Inc.	8,168	918,492

Paycom Software, Inc.(a)	1,050	520,538

Paylocity Holding Corp.(a)	2,081	583,512

PTC, Inc.(a)	2,858	342,360

Qorvo, Inc.(a)	1,877	313,816

Seagate Technology Holdings PLC	6,061	500,154

ServiceNow, Inc.(a)	791	492,216

Skyworks Solutions, Inc.	2,015	332,032

SS&C Technologies Holdings, Inc.	9,634	668,600

Synopsys, Inc.(a)	1,795	537,441

TE Connectivity Ltd.	4,819	661,263

Teradyne, Inc.	2,778	303,274

The Trade Desk, Inc., Class A(a)	3,654	256,876

The Western Union Co.	22,553	456,022

Trimble, Inc.(a)	6,257	514,638

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (17.1%): (continued)

Tyler Technologies, Inc.(a)	1,182	542,124

Universal Display Corp.	1,782	304,651

VeriSign, Inc.(a)	3,303	677,148

Western Digital Corp.(a)	4,426	249,803

Zebra Technologies Corp.(a)	991	510,781

		31,488,855

Materials (7.6%):

Albemarle Corp.	2,245	491,588

AptarGroup, Inc.	5,598	668,121

Avery Dennison Corp.	2,858	592,206

Ball Corp.	7,612	684,852

Celanese Corp.	3,663	551,794

CF Industries Holdings, Inc.	9,010	502,938

Corteva, Inc.	10,895	458,462

Crown Holdings, Inc.	5,786	583,113

Eastman Chemical Co.	4,630	466,426

FMC Corp.	5,543	507,517

Freeport-McMoRan, Inc.	9,643	313,687

International Flavors & Fragrances, Inc.	3,487	466,282

International Paper Co.	9,429	527,270

LyondellBasell Industries NV, Class A	3,872	363,387

Martin Marietta Materials, Inc.	1,405	480,060

Newmont Corp.	8,163	443,251

Nucor Corp.	5,920	583,061

Packaging Corp. of America	4,461	613,120

PPG Industries, Inc.	4,268	610,367

Reliance Steel & Aluminum Co.	3,718	529,517

RPM International, Inc.	8,604	668,101

Steel Dynamics, Inc.	8,102	473,805

The Mosaic Co.	9,981	356,521

The Scotts Miracle-Gro Co.	1,733	253,642

The Sherwin-Williams Co.	2,963	828,840

Vulcan Materials Co.	2,938	496,992

Westlake Chemical Corp.	4,974	453,330

		13,968,250

Real Estate (0.4%):

CBRE Group, Inc., Class A(a)	5,243	510,458

eXp World Holdings, Inc.	4,041	160,711

		671,169

Utilities (8.5%):

Alliant Energy Corp.	14,357	803,705

Ameren Corp.	9,918	803,358

American Electric Power Co., Inc.	9,267	752,295

American Water Works Co., Inc.	4,830	816,463

Atmos Energy Corp.	6,915	609,903

CMS Energy Corp.	13,365	798,291

Consolidated Edison, Inc.	10,255	744,410

DTE Energy Co.	5,411	604,463

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (8.5%): (continued)

Entergy Corp.	6,705	665,874

Essential Utilities, Inc.	14,778	680,970

Evergy, Inc.	10,139	630,646

Eversource Energy	8,449	690,790

FirstEnergy Corp.	11,433	407,243

NextEra Energy, Inc.	8,088	635,070

NRG Energy, Inc.	10,640	434,431

Pinnacle West Capital Corp.	8,172	591,326

PPL Corp.	23,164	645,812

Public Service Enterprise Group, Inc.	10,993	669,474

The AES Corp.	17,462	398,657

The Southern Co.	13,307	824,635

UGI Corp.	13,346	568,807

Vistra Corp.	20,934	357,971

WEC Energy Group, Inc.	8,428	743,350

Xcel Energy, Inc.	11,143	696,438

		15,574,382

Total Common Stocks (Cost $148,813,258)		183,212,017

Total Investments (Cost $148,813,258) — 99.6%		183,212,017

Other assets in excess of liabilities — 0.4%		810,875

NET ASSETS - 100.00%		184,022,892

Percentages indicated are based on net assets as of September 30, 2021.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini December Future (U.S. Dollar)	12/17/21	4	$859,550	$(33,219)

				$(33,219)

Schedule of Portfolio Investments

September 30, 2021

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.4%)

Consumer Discretionary (4.2%):

BorgWarner, Inc.	21,259	918,601

Garmin Ltd.	11,723	1,822,458

Genuine Parts Co.	10,991	1,332,439

Service Corp. International	26,426	1,592,431

		5,665,929

Consumer Staples (8.1%):

Bunge, Ltd.	15,502	1,260,623

Campbell Soup Co.	30,547	1,277,170

Conagra Brands, Inc.	45,163	1,529,671

Costco Wholesale Corp.	5,313	2,387,396

Hormel Foods Corp.	38,364	1,572,924

The JM Smucker Co.	11,490	1,379,145

Tyson Foods, Inc., Class A	17,458	1,378,134

		10,785,063

Energy (2.4%):

Kinder Morgan, Inc.	69,627	1,164,860

ONEOK, Inc.	15,055	873,039

The Williams Cos., Inc.	43,903	1,138,844

		3,176,743

Financials (16.7%):

Aflac, Inc.	24,727	1,289,019

American Financial Group, Inc.	7,916	996,070

Apollo Global Management, Inc.	21,647	1,333,239

Ares Management Corp., Class A	27,321	2,017,109

Arthur J Gallagher & Co.	14,407	2,141,601

BlackRock, Inc.	1,800	1,509,588

Cboe Global Markets, Inc.	11,772	1,458,080

Cincinnati Financial Corp.	9,346	1,067,500

East West Bancorp, Inc.	10,484	812,929

Erie Indemnity Co., Class A	6,637	1,184,174

Everest Re Group, Ltd.	4,887	1,225,562

First Horizon Corp.	47,335	771,087

Franklin Resources, Inc.	29,870	887,736

Invesco Ltd.	31,156	751,171

Principal Financial Group, Inc.	15,083	971,345

Reinsurance Group of America, Inc.	6,065	674,792

Santander Consumer USA Holdings, Inc.	33,023	1,377,059

The Carlyle Group, Inc.	36,539	1,727,564

		22,195,625

Health Care (1.7%):

Amgen, Inc.	6,038	1,283,981

Cardinal Health, Inc.	19,286	953,885

		2,237,866

Industrials (22.5%):

A O Smith Corp.	18,116	1,106,344

Caterpillar, Inc.	5,241	1,006,115

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (22.5%): (continued)

CH Robinson Worldwide, Inc.	13,054	1,135,698

Dover Corp.	11,754	1,827,747

Eaton Corp. PLC	9,845	1,469,957

Emerson Electric Co.	13,720	1,292,424

Fastenal Co.	28,528	1,472,330

General Dynamics Corp.	8,596	1,685,074

Honeywell International, Inc.	6,420	1,362,838

Hubbell, Inc.	7,680	1,387,546

Illinois Tool Works, Inc.	7,640	1,578,653

Johnson Controls International PLC	22,880	1,557,670

PACCAR, Inc.	14,463	1,141,420

Republic Services, Inc.	18,780	2,254,727

Robert Half International, Inc.	11,612	1,165,032

Rockwell Automation, Inc.	5,241	1,541,064

Snap-on, Inc.	5,083	1,062,093

Union Pacific Corp.	6,340	1,242,703

Waste Management, Inc.	14,355	2,144,063

Watsco, Inc.	4,004	1,059,538

WW Grainger, Inc.	3,800	1,493,628

		29,986,664

Information Technology (9.0%):

Analog Devices, Inc.	7,894	1,322,087

Broadcom, Inc.	2,398	1,162,862

Broadridge Financial Solutions, Inc.	10,371	1,728,223

Cognex Corp.	13,029	1,045,186

NetApp, Inc.	12,676	1,137,798

Paychex, Inc.	17,921	2,015,217

Seagate Technology Holdings PLC	13,300	1,097,516

TE Connectivity Ltd.	10,574	1,450,964

The Western Union Co.	49,484	1,000,567

		11,960,420

Materials (11.5%):

Celanese Corp.	8,037	1,210,694

CF Industries Holdings, Inc.	19,770	1,103,561

Eastman Chemical Co.	10,157	1,023,216

FMC Corp.	12,162	1,113,553

International Flavors & Fragrances, Inc.	7,650	1,022,958

International Paper Co.	20,689	1,156,929

LyondellBasell Industries NV, Class A	8,496	797,350

Newmont Corp.	17,911	972,567

Nucor Corp.	12,988	1,279,188

Packaging Corp. of America	9,787	1,345,125

Reliance Steel & Aluminum Co.	8,156	1,161,578

RPM International, Inc.	18,879	1,465,954

Steel Dynamics, Inc.	17,779	1,039,716

The Scotts Miracle-Gro Co.	3,802	556,461

		15,248,850

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (23.3%):

Alliant Energy Corp.	31,502	1,763,482

Ameren Corp.	21,760	1,762,560

American Electric Power Co., Inc.	20,336	1,650,877

Atmos Energy Corp.	15,172	1,338,170

CMS Energy Corp.	29,325	1,751,582

Consolidated Edison, Inc.	22,500	1,633,275

DTE Energy Co.	11,874	1,326,445

Entergy Corp.	14,712	1,461,049

Essential Utilities, Inc.	32,427	1,494,236

Evergy, Inc.	22,246	1,383,701

Eversource Energy	18,536	1,515,503

FirstEnergy Corp.	25,084	893,492

NRG Energy, Inc.	23,346	953,217

Pinnacle West Capital Corp.	17,930	1,297,415

PPL Corp.	50,823	1,416,945

Public Service Enterprise Group, Inc.	24,120	1,468,908

The AES Corp.	38,313	874,686

The Southern Co.	29,196	1,809,276

UGI Corp.	29,283	1,248,041

Vistra Corp.	45,932	785,437

WEC Energy Group, Inc.	18,493	1,631,083

Xcel Energy, Inc.	24,449	1,528,063

		30,987,443

Total Common Stocks (Cost $119,114,957)		132,244,603

Total Investments (Cost $119,114,957) — 99.4%		132,244,603

Other assets in excess of liabilities — 0.6%		792,866

NET ASSETS - 100.00%		133,037,469

Percentages indicated are based on net assets as of September 30, 2021.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini December Future (U.S. Dollar)	12/17/21	3	$644,663	$(27,360)

				$(27,360)

Schedule of Portfolio Investments

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.3%)

Australia (4.9%):

Communication Services (0.6%):

Rea Group Ltd.	1,575	180,836

Telstra Corp. Ltd.	95,461	271,167

		452,003

Consumer Staples (0.9%):

Coles Group, Ltd.	20,673	253,872

Wesfarmers Ltd.	6,608	266,276

Woolworths Group Ltd.	8,431	239,796

		759,944

Financials (1.5%):

ASX Ltd.	5,285	309,420

Commonwealth Bank of Australia	3,738	281,881

National Australia Bank Ltd.	10,503	211,273

Suncorp Group Ltd.	22,984	208,657

Westpac Banking Corp.	11,248	211,381

		1,222,612

Health Care (0.8%):

CSL Ltd.	1,022	216,735

Ramsay Health Care Ltd.	4,006	201,587

Sonic Healthcare Ltd.	9,114	267,851

		686,173

Industrials (0.3%):

Brambles Ltd.	32,188	250,569

		250,569

Materials (0.8%):

BHP Group Ltd.	5,279	143,507

BHP Group PLC	6,206	157,867

Fortescue Metals Group Ltd.	8,629	93,306

Newcrest Mining Ltd.	9,055	148,178

Rio Tinto Ltd.	2,064	149,454

		692,312

		4,063,613

Austria (0.8%):

Energy (0.2%):

OMV AG	3,029	183,057

		183,057

Financials (0.3%):

Erste Group Bank AG	5,122	225,783

		225,783

Utilities (0.3%):

Verbund AG	2,351	238,800

		238,800

		647,640

Belgium (1.3%):

Financials (1.1%):

Ageas SA	3,165	156,965

Groupe Bruxelles Lambert SA	2,635	290,170

KBC Group N.V.	2,097	189,539

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Belgium (1.3%): (continued)

Financials (1.1%): (continued)

Sofina SA	669	265,923

		902,597

Materials (0.2%):

Umicore	2,883	171,095

		171,095

		1,073,692

Canada (10.1%):

Consumer Discretionary (0.5%):

Dollarama, Inc.	6,197	268,843

Magna International, Inc.	1,701	128,032

		396,875

Consumer Staples (1.6%):

Alimentation Couche-Tard, Inc.	7,303	279,456

Loblaw Cos. Ltd.	6,462	443,523

Metro, Inc.	8,340	407,582

Saputo, Inc.	8,945	227,510

		1,358,071

Energy (0.6%):

Enbridge, Inc.	7,078	282,025

TC Energy Corp.	4,927	237,168

		519,193

Financials (2.4%):

Canadian Imperial Bank of Commerce	4,181	465,509

Fairfax Financial Holdings, Ltd.	449	181,284

Great-West Lifeco, Inc.	10,716	326,117

Intact Financial Corp.	2,026	267,936

National Bank of Canada	4,806	369,179

Power Corp. of Canada	10,623	350,214

		1,960,239

Industrials (0.9%):

Canadian National Railway Co.	2,246	260,319

Canadian Pacific Railway Ltd.	3,238	211,477

WSP Global, Inc.	1,957	234,364

		706,160

Information Technology (1.0%):

CGI, Inc. (a)	2,966	251,984

Constellation Software, Inc.	131	214,646

Open Text Corp.	5,429	265,020

Shopify, Inc., Class A (a)	84	114,035

		845,685

Materials (1.3%):

Aginco Eagle Mines, Ltd.	2,727	141,497

Barrick Gold Corp.	7,732	139,633

CCL Industries, Inc.	4,307	223,104

Franco-Nevada Corp.	1,290	167,616

Nutrien, Ltd.	3,726	241,878

Wheaton Precious Metals Corp.	3,449	129,855

		1,043,583

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Canada (10.1%): (continued)

Utilities (1.8%):

Algonquin Power & Utilities Corp.	19,186	281,336

Emera, Inc.	9,294	420,960

Fortis, Inc.	9,818	435,623

Hydro One, Ltd.	16,088	380,350

		1,518,269

		8,348,075

Chile (0.2%):

Materials (0.2%):

Antofagasta PLC	6,924	127,048

		127,048

Denmark (3.1%):

Consumer Discretionary (0.2%):

Pandora A/S	1,211	147,156

		147,156

Financials (0.5%):

Danske Bank A/S	9,847	166,369

Tryg A/S	10,150	230,707

		397,076

Health Care (1.0%):

Ambu A/S, Class B	2,307	68,233

Coloplast A/S	1,464	229,559

Demant A/S (a)	3,266	164,651

Genmab A/S (a)	519	227,122

GN Store Nord A/S	2,149	149,016

		838,581

Industrials (0.7%):

AP Moller - Maersk A/S, Class B	68	184,172

DSV Panalpina A S	1,116	267,834

Vestas Wind Systems A/S	3,447	138,279

		590,285

Materials (0.5%):

Christian Hansen Holding A/S	2,430	198,522

Novozymes A/S, Class B Shares	3,654	250,473

		448,995

Utilities (0.2%):

Orsted A/S	1,024	135,408

		135,408

		2,557,501

Finland (2.1%):

Consumer Staples (0.3%):

Kesko Oyj, Class B	7,549	260,898
		260,898

Energy (0.2%):

Neste Oyj	3,284	186,259

		186,259

Financials (0.4%):

Nordea Bank Abp	21,760	281,228

		281,228

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Finland (2.1%): (continued)

Industrials (0.4%):

Kone OYJ	3,293	231,812

Metso Outotec Oyj	14,276	130,853

		362,665

Materials (0.5%):

Stora ENSO OYJ, Class R Shares	10,344	173,297

UPM-Kymmene OYJ	5,973	212,449
		385,746

Utilities (0.3%):

Fortum OYJ	8,702	264,968

		264,968

		1,741,764

France (5.9%):

Consumer Discretionary (0.7%):

Compagnie Generale DES Etablissements Michelin	1,578	242,710

Hermes International SA	244	338,132

		580,842

Consumer Staples (0.2%):

Carrefour SA	11,098	199,811

		199,811

Financials (0.6%):

Amundi SA	2,588	218,512

CNP Assurances SA	8,587	136,501

Credit Agricole SA	10,599	146,646

		501,659

Health Care (0.4%):

bioMerieux	1,197	136,640

Sartorius Stedim Biotech	333	186,554

		323,194

Industrials (2.8%):

Bollore	45,312	262,664

Bouygues SA	5,270	219,123

Bureau Veritas SA	8,252	255,280

Edenred	3,902	210,734

Eiffage SA	1,629	165,426

Legrand SA	2,567	275,784

Safran SA	1,077	136,788

Schneider Electric SA	1,513	252,164

Teleperformance	565	222,555

Thales SA	1,694	165,121

Vinci SA	1,507	157,348

		2,322,987

Information Technology (0.5%):

Dassault Systemes SE	5,116	269,396

Worldline SA (a)	2,036	155,657

		425,053

Materials (0.4%):

Air Liquide SA	1,881	301,906

		301,906

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

France (5.9%): (continued)

Utilities (0.3%):

Veolia Environnement	7,617	233,430

		233,430

		4,888,882

Germany (6.1%):

Consumer Discretionary (0.6%):

HelloFresh SE (a)	1,176	108,909

Puma SE	1,787	199,560

Zalando SE (a)	2,103	193,199

		501,668

Consumer Staples (0.3%):

Beiersdorf AG	2,412	261,088

		261,088

Financials (1.0%):

Deutsche Boerse AG	1,342	218,379

Hannover Rueck SE	1,203	210,878

Muenchener Rueckversicherungs-Gesellschaft AG	634	173,955

Talanx AG	4,569	195,162

		798,374

Health Care (0.5%):

Carl Zeiss Meditec AG	1,168	224,628

Fresenius Medical Care AG	3,033	213,790

		438,418

Industrials (1.2%):

Brenntag AG	2,511	234,346

Deutsche Post AG	4,194	264,636

Kion Group AG	1,660	155,462

MTU Aero Engines AG	573	129,677

Rational AG	199	187,750

		971,871

Information Technology (0.3%):

Infineon Technologies AG	3,796	156,186

TeamViewer AG (a)	3,253	95,660

		251,846

Materials (0.6%):

Evonik Industries AG	7,120	224,879

Symrise AG	2,149	282,871

		507,750

Real Estate (1.0%):

Deutsche Wohnen SE	4,445	272,442

LEG Immobilien AG	2,047	289,716

Vonovia Se	3,794	228,059

		790,217

Utilities (0.6%):

E.ON SE	26,587	325,421

RWE AG	5,456	193,049

		518,470

		5,039,702

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Hong Kong (4.9%):

Consumer Discretionary (0.3%):

Techtronic Industries Co.	7,513	149,693

Xinyi Glass Holdings, Ltd.	39,435	118,035

		267,728

Consumer Staples (0.2%):

WH Group Ltd.	206,366	147,132

		147,132

Financials (0.5%):

AIA Group Ltd.	14,645	169,225

Hang Seng Bank, Ltd.	13,322	228,639

		397,864

Health Care (0.1%):

Sino Biopharmaceutical Ltd.	142,465	118,227

		118,227

Industrials (0.6%):

CK Hutchison Holdings Ltd.	27,688	184,779

MTR Corp. Ltd.	56,666	305,736

		490,515

Real Estate (1.3%):

CK Asset Holdings Ltd.	36,480	211,352

Henderson Land Development Co. Ltd.	60,459	231,836

New World Development Co. Ltd.	44,400	181,663

Sino Land Co. Ltd.	168,736	227,166

Sun Hung KAI Properties Ltd.	17,166	214,785

		1,066,802

Utilities (1.9%):

CK Infrastructure Holdings Ltd.	50,134	280,154

CLP Holdings, Inc.	45,779	441,065

Hong Kong & China Gas Co. Ltd.	271,765	411,955

Power Assets Holdings Ltd.	73,695	433,589

		1,566,763

		4,055,031

Ireland (1.0%):

Consumer Staples (0.3%):

Kerry Group PLC	1,843	247,609

		247,609

Industrials (0.2%):

Kingspan Group PLC	1,679	167,237

		167,237

Materials (0.5%):

CRH PLC	3,783	177,712

Smurfit Kappa Group PLC	4,032	211,918

		389,630

		804,476

Israel (0.6%):

Financials (0.3%):

Bank Hapoalim BM	29,141	257,741

		257,741

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Israel (0.6%): (continued)

Information Technology (0.3%):

Nice Ltd. (a)	844	235,732

		235,732

		493,473

Italy (3.7%):

Communication Services (0.4%):

Infrastrutture Wireless Italiane SpA	20,204	225,485

Telecom Italia SpA	317,385	124,761

		350,246

Consumer Discretionary (0.2%):

Moncler SpA	3,126	191,960

		191,960

Energy (0.3%):

Snam SpA	51,097	283,830

		283,830

Financials (1.4%):

Assicurazioni Generali SpA	12,438	264,920

FinecoBank Banca Fineco SpA (a)	13,695	248,550

Intesa Sanpaolo SpA	75,522	214,606

Mediobanca Banca di Credito Finanziario SpA	17,017	205,763

Poste Italiane SpA	16,985	234,687

		1,168,526

Health Care (0.6%):

DiaSorin SpA	872	183,154

Recordati Industria Chimica e Farmaceutica SpA	4,572	266,247

		449,401

Information Technology (0.2%):

Nexi SpA (a)	9,598	179,641

		179,641

Utilities (0.6%):

Enel SpA	22,230	171,242

Terna SpA	40,178	285,533

		456,775

		3,080,379

Japan (20.4%):

Communication Services (1.4%):

KDDI Corp.	8,400	278,616

Nexon Co. Ltd.	4,100	66,577

Nippon Telegraph & Telephone Corp.	10,500	291,090

Softbank Corp.	22,900	311,665

Z Holdings Corp.	27,400	176,716

		1,124,664

Consumer Discretionary (2.0%):

Fast Retailing Co. Ltd.	200	148,239

Nitori Co. Ltd.	1,100	218,557

Pan Pacific International Holdings Corp.	9,200	191,639

Panasonic Corp.	14,900	186,116

Sekisui House, Ltd.	11,100	234,558

Shimano ORD	700	206,955

Suzuki Motor Co.	4,200	188,524

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan (20.4%): (continued)

Consumer Discretionary (2.0%): (continued)

Toyota Industries Corp.	2,900	239,756

		1,614,344

Consumer Staples (0.9%):

KAO Corp.	4,000	239,216

Seven & i Holdings Co., Ltd.	4,800	219,339

Unicharm Corp.	5,500	244,604

		703,159

Financials (3.2%):

Dai-ichi Life Holdings, Inc.	10,300	228,899

Japan Post Bank Co. Ltd.	28,400	245,004

Japan Post Holdings Co. Ltd.	26,500	224,945

Mizuho Financial Group, Inc.	17,500	249,180

MS&AD Insurance Group Holdings, Inc.	8,800	297,024

Nomura Holdings, Inc.	34,100	169,642

ORIX Corp.	11,100	210,469

Sompo Holdings, Inc.	6,600	289,491

Sumitomo Mitsui Financial Group, Inc.	6,800	241,007

Sumitomo Mitsui Trust Holdings, Inc.	6,600	228,758

Tokio Marine Holdings, Inc.	4,500	243,480

		2,627,899

Health Care (3.6%):

Astellas Pharma, Inc.	16,000	264,917

Chugai Pharmaceutical Co. Ltd.	4,900	180,668

Daiichi Sankyo Co. Ltd.	6,400	171,359

Eisai Co. Ltd.	2,200	165,989

Hoya Corp.	1,500	235,554

Kyowa Kirin Co. Ltd.	8,000	289,360

M3, Inc.	2,200	158,001

Olympus Corp.	8,700	192,052

Ono Pharmaceutical Co. Ltd.	9,400	215,656

Otsuka Holdings Co. Ltd.	6,300	271,011

Shionogi & Co. Ltd.	4,700	323,273

Sysmex Corp.	1,900	237,842

Terumo Corp.	6,200	294,455

		3,000,137

Industrials (3.4%):

Daikin Industries Ltd.	900	197,825

Fanuc Corp.	700	154,525

ITOCHU Corp.	10,200	300,372

Komatsu Ltd.	6,900	167,105

Kubota Corp.	9,500	203,950

Mitsubishi Corp.	10,300	327,290

Mitsubishi Electric Corp.	16,500	230,864

MonotaRO Co., Ltd.	4,600	104,335

Nidec Corp.	1,300	145,093

Secom Co. Ltd.	3,200	233,012

SG Holdings Co. Ltd.	5,600	160,029

SMC Corp.	300	188,929

Toshiba Corp.	4,700	199,142

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan (20.4%): (continued)

Industrials (3.4%): (continued)

Toyota Tsusho Corp.	4,600	196,558

		2,809,029

Information Technology (4.4%):

Advantest Corp.	1,400	126,186

Canon, Inc.	6,700	165,001

Fujifilm Holdings Corp.	4,200	363,801

Fujitsu, Ltd.	1,200	219,015

Hitachi, Ltd.	4,300	256,578

Keyence Corp.	400	240,834

Kyocera Corp.	4,100	257,908

Murata Manufacturing Co. Ltd.	2,800	250,611

NEC Corp.	3,300	180,005

Nomura Research Institute Ltd.	6,100	226,941

NTT Data Corp.	11,500	223,738

OBIC Co. Ltd.	1,100	211,242

Omron Corp.	2,800	279,296

Renesas Electronics Corp. (a)	12,400	155,557

TDK Corp.	3,900	141,764

Tokyo Electron Ltd.	400	178,541

Yaskawa Electric Corp.	3,900	189,252

		3,666,270

Materials (0.6%):

Asahi Kasei Corp.	16,500	177,411

Nippon Paint Holdings Co. Ltd.	9,400	102,802

Shin-Etsu Chemical Co. Ltd.	1,200	203,810

		484,023

Real Estate (0.9%):

Daiwa House Industry Co. Ltd.	6,500	218,399

Mitsubishi Estate Co. Ltd.	12,800	204,802

Mitsui Fudosan Co. Ltd.	7,300	174,989

Sumitomo Realty & Development Co., Ltd.	5,000	183,636

		781,826

		16,811,351

Korea, Republic Of (4.7%):

Communication Services (0.8%):

Kakao Corp.	1,579	157,500

Naver Corp.	467	153,166

Netmarble Corp.	1,186	118,299

SK Telecom Co. Ltd.	809	221,569

		650,534

Consumer Discretionary (0.5%):

Hyundai Mobis	444	94,955

Hyundai Motor Co.	572	96,703

KIA Motors Corp.	1,499	102,890

LG Electronics, Inc.	687	74,043

		368,591

Consumer Staples (0.3%):

Amorepacific Corp.	701	105,772

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Korea, Republic Of (4.7%): (continued)

Consumer Staples (0.3%): (continued)

LG Household & Health Care Ltd.	145	163,876

		269,648

Financials (0.8%):

Hana Financial Group, Inc.	4,402	172,657

KB Financial Group, Inc.	3,673	171,696

Samsung Life Insurance Co., Ltd.	1,847	114,598

Shinhan Financial Group Co. Ltd.	5,940	202,854

		661,805

Health Care (0.4%):

Celltrion Healthcare Co., Ltd. (a)	926	85,633

Celltrion, Inc. (a)	422	92,569

Samsung Biologics Co., Ltd. (a)	235	173,618

		351,820

Industrials (0.3%):

LG Corp.	1,535	120,672

Samsung C&T Corp.	1,283	133,940

		254,612

Information Technology (0.8%):

Samsung Electro-Mechanics Co., Ltd.	979	146,892

Samsung Electronics Co. Ltd.	2,660	166,616

Samsung SDI Co. Ltd.	232	140,808

Samsung SDS Co. Ltd.	975	132,280

SK Hynix, Inc.	1,173	102,129

		688,725

Materials (0.6%):

LG Chem Ltd.	164	107,578

Lotte Chemical Corp.	463	94,518

POSCO	574	160,118

POSCO Chemical Co., Ltd.	804	120,294

		482,508

Utilities (0.2%):

Korea Electric Power Corp.	8,075	160,749

		160,749

		3,888,992

Luxembourg (0.4%):

Health Care (0.2%):

Eurofins Scientific SE	1,573	201,933

		201,933

Real Estate (0.2%):

Aroundtown SA	20,280	140,225

		140,225

		342,158

Mexico (0.1%):

Materials (0.1%):

Fresnillo PLC	9,760	102,744

		102,744

Netherlands (2.6%):

Financials (0.7%):

Aegon NV	28,638	148,164

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Netherlands (2.6%): (continued)

Financials (0.7%): (continued)

ING Groep NV	11,061	161,007

NN Group NV	4,600	241,185

		550,356

Industrials (0.6%):

Randstad N.V.	2,466	165,940

Wolters Kluwer N.V.	3,097	328,492

		494,432

Information Technology (0.7%):

Adyen N.V. (a)	65	181,808

ASM International NV	472	184,884

ASML Holding N.V.	293	219,187

		585,879

Materials (0.6%):

AKZO Nobel N.V	2,268	247,917

Koninklijke DSM N.V.	1,470	294,116

		542,033

		2,172,700

New Zealand (0.2%):

Health Care (0.2%):

Fisher & Paykel Healthcare Corp., Ltd.	6,537	144,357

		144,357

Norway (2.0%):

Communication Services (0.3%):

Telenor ASA	13,631	229,773

		229,773

Consumer Staples (0.5%):

Mowi ASA	6,542	166,275

Orkla ASA, Class A	26,951	247,415

		413,690

Energy (0.2%):

Aker BP ASA	5,066	165,284

		165,284

Financials (0.5%):

DNB Bank ASA (a)	8,575	196,211

Gjensidige Forsikring ASA	9,192	203,860

		400,071

Materials (0.5%):

Norsk Hydro ASA	24,530	183,925

Yara International ASA	4,341	215,748

		399,673

		1,608,491

Portugal (0.6%):

Consumer Staples (0.4%):

Jeronimo Martins & Filho SA	16,086	320,636

		320,636

Utilities (0.2%):

EDP - Energias de Portugal SA	35,961	188,882

		188,882

		509,518

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Russian Federation (0.3%):

Materials (0.3%):

Evraz PLC	19,089	152,860

Polymetal International PLC	7,634	129,380

		282,240

Singapore (1.7%):

Communication Services (0.3%):

Singapore Telecommunications, Ltd.	157,800	285,958

		285,958

Consumer Staples (0.2%):

Wilmar International Ltd.	55,600	172,432

		172,432

Financials (1.2%):

DBS Group Holdings Ltd.	12,700	283,657

Oversea-Chinese Banking Corp. Ltd.	39,500	334,622

United Overseas Bank	18,100	344,667

		962,946

		1,421,336

Spain (1.3%):

Consumer Discretionary (0.3%):

Industria de Diseno Textil SA	5,496	202,549

		202,549

Financials (0.2%):

Caixabank SA	44,423	138,093

		138,093

Health Care (0.2%):

Grifols SA	6,747	164,727

		164,727

Industrials (0.1%):

ACS Actividades de Construccion y Servicios SA	3,735	101,442

		101,442

Utilities (0.5%):

Endesa SA	10,585	213,561

Iberdrola SA	23,020	231,530

		445,091

		1,051,902

Sweden (6.0%):

Consumer Staples (0.6%):

Essity Aktiebolag, Class B	8,022	249,338

ICA Gruppen AB	5,714	262,550

		511,888

Energy (0.2%):

Lundin Energy AB	4,861	181,529

		181,529

Financials (2.1%):

EQT AB	3,620	151,400

Industrivarden AB, Class C	6,951	216,050

Investor AB, Class B	13,175	284,755

Kinnevik AB, Class B (a)	3,377	119,299

L E Lundbergforetagen AB, Class B	4,346	239,671

Skandinavisk Enskilda Banken AB	17,513	247,953

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Sweden (6.0%): (continued)

Financials (2.1%): (continued)

Svenska Handelsbanken AB	19,516	219,265

Swedbank AB, Class A Shares	12,124	245,636

		1,724,029

Industrials (2.2%):

ALFA Laval AB	6,266	235,286

ASSA Abloy AB	7,113	207,836

Atlas Copco AB, Class A Shares	3,387	205,981

Epiroc AB, Class A	8,971	186,573

Nibe Industrier AB, Class B	22,072	279,081

Sandvik AB	6,495	149,329

Skanska AB	7,819	197,193

SKF AB, Class B	6,651	157,780

Volvo AB	8,179	184,177

		1,803,236

Information Technology (0.5%):

Hexagon AB, Class B	15,923	247,367

Telefonaktiebolaget LM Ericsson, Class B	12,866	145,698

		393,065

Materials (0.4%):

Boliden AB	4,852	156,519

Svenska Cellulosa AB SCA, Class B	12,877	200,709

		357,228

		4,970,975

Switzerland (7.0%):

Communication Services (0.5%):

Swisscom AG	778	448,699

		448,699

Consumer Discretionary (0.3%):

CIE Financiere Richemont SA	1,973	206,278

		206,278

Consumer Staples (0.9%):

Barry Callebaut AG	156	354,926

Chocoladefabriken Lindt & Spruengli AG	34	380,210

		735,136

Financials (0.9%):

Julius Baer Group Ltd.	3,113	208,202

Partners Group Holding AG	193	303,750

Swiss Life Holding AG	487	247,472

		759,424

Health Care (0.6%):

Sonova Holding AG	643	245,110

Straumann Holding AG	146	263,781

		508,891

Industrials (1.9%):

ABB Ltd.	8,851	298,168

Geberit AG	483	357,144

Kuehne & Nagel International AG	862	295,474

Schindler Holding AG	934	251,793

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Switzerland (7.0%): (continued)

Industrials (1.9%): (continued)

SGS SA	116	339,361

		1,541,940

Information Technology (0.5%):

Logitech International SA, Class R	1,347	120,360

Stmicroelectronics N.V.	3,941	172,377

Temenos AG	933	127,263

		420,000

Materials (1.4%):

EMS-Chemie Holding AG	334	316,866

Givaudan SA	72	329,324

Holcim, Ltd.	4,238	205,305

Sika AG	877	279,345

		1,130,840

		5,751,208

United Kingdom (6.8%):

Communication Services (0.2%):

BT Group PLC (a)	66,687	143,566

		143,566

Consumer Discretionary (0.9%):

Barratt Developments PLC	12,911	114,868

Burberry Group PLC	6,373	155,831

JD Sports Fashion PLC	11,110	156,933

Next PLC	1,496	165,506

Persimmon PLC	3,225	115,917

		709,055

Consumer Staples (0.1%):

Associated British Foods PLC	4,697	117,697

		117,697

Financials (1.9%):

3I Group PLC	12,489	215,615

Admiral Group PLC	5,891	246,662

Hargreaves Lansdown PLC	7,053	136,018

Legal & General Group PLC	36,464	138,089

Lloyds Banking Group PLC	216,600	135,893

London Stock Exchange Group	1,690	169,619

Phoenix Group Holdings PLC	22,358	194,459

Schroders PLC	4,136	200,314

Standard Chartered PLC	20,102	118,075

		1,554,744

Health Care (0.2%):

Smith & Nephew PLC	9,322	161,629

		161,629

Industrials (1.8%):

Ashtead Group PLC	3,370	256,332

Bunzl PLC	7,927	262,176

Ferguson PLC	1,798	250,341

Intertek Group PLC	2,672	179,158

Rentokil Initial PLC	32,082	252,237

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom (6.8%): (continued)

Industrials (1.8%): (continued)

Spirax-Sarco Engineering PLC	1,484	299,287

		1,499,531

Information Technology (0.5%):

AVEVA Group PLC	3,167	153,597

Halma PLC	6,887	263,686

		417,283

Materials (0.9%):

Anglo American PLC	3,481	122,985

Croda International PLC	2,663	306,524

Mondi PLC	7,614	187,663

Rio Tinto PLC	2,349	155,491

		772,663

Utilities (0.3%):

SSE PLC	10,274	217,444

		217,444

		5,593,612

United States (0.5%):

Industrials (0.5%):

Waste Connections, Inc.	3,031	382,082

		382,082

Total Common Stocks (Cost $73,728,270)		81,954,942

Total Investments (Cost $73,728,270) — 99.3%		81,954,942

Other assets in excess of liabilities — 0.7%		613,152

NET ASSETS - 100.00%		82,568,094

Percentages indicated are based on net assets as of September 30, 2021.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI EAFE Index December Future (U.S. Dollar)	12/20/21	3	$340,050	$(15,007)

				$(15,007)

Schedule of Portfolio Investments

September 30, 2021

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.7%)

Communication Services (0.7%):

Cable One, Inc.	31	56,207

Liberty Broadband Corp., Class C(a)	435	75,124

		131,331

Consumer Discretionary (9.4%):

Aptiv PLC(a)	343	51,097

AutoZone, Inc.(a)	52	88,296

Booking Holdings, Inc.(a)	18	42,730

BorgWarner, Inc.	1,030	44,506

Bright Horizons Family Solutions, Inc.(a)	294	40,990

CarMax, Inc.(a)	383	49,009

Chipotle Mexican Grill, Inc.(a)	37	67,248

Deckers Outdoor Corp.(a)	140	50,428

Dollar General Corp.	364	77,219

Dollar Tree, Inc.(a)	497	47,573

Domino’s Pizza, Inc.	179	85,376

DR Horton, Inc.	470	39,466

Five Below, Inc.(a)	242	42,788

Floor & Decor Holdings, Inc., Class A(a)	374	45,175

Garmin Ltd.	569	88,457

Gentex Corp.	2,077	68,499

Genuine Parts Co.	533	64,616

Lear Corp.	273	42,719

Lennar Corp.	375	35,130

Lithia Motors, Inc.	85	26,948

LKQ Corp.(a)	1,129	56,811

Lowe’s Cos., Inc.	307	62,278

Mohawk Industries, Inc.(a)	213	37,786

NVR, Inc.(a)	11	52,735

O’Reilly Automotive, Inc.(a)	149	91,048

Peloton Interactive, Inc., Class A(a)	208	18,106

Pool Corp.	134	58,211

Pultegroup, Inc.	816	37,471

RH(a)	58	38,681

Ross Stores, Inc.	351	38,206

Service Corp. International	1,282	77,253

Tesla, Inc.(a)	34	26,366

Tractor Supply Co.	326	66,051

Vail Resorts, Inc.(a)	160	53,448

Wayfair, Inc., Class A(a)	78	19,930

		1,832,651

Consumer Staples (3.8%):

Bunge, Ltd.	752	61,153

Campbell Soup Co.	1,483	62,004

Conagra Brands, Inc.	2,191	74,209

Costco Wholesale Corp.	258	115,932

Darling Ingredients, Inc.(a)	537	38,610

Hormel Foods Corp.	1,862	76,342

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Consumer Staples (3.8%): (continued)

Lamb Weston Holding, Inc.	601	36,884

McCormick & Co., Inc.	969	78,518

Monster Beverage Corp.(a)	764	67,866

The JM Smucker Co.	557	66,857

Tyson Foods, Inc., Class A	847	66,862

		745,237

Energy (0.8%):

Kinder Morgan, Inc.	3,376	56,481

ONEOK, Inc.	730	42,333

The Williams Cos., Inc.	2,127	55,174

		153,988

Financials (13.2%):

Aflac, Inc.	1,199	62,504

Alleghany Corp.(a)	89	55,573

American Financial Group, Inc.	384	48,319

Apollo Global Management, Inc.	1,050	64,670

Arch Capital Group Ltd.(a)	1,435	54,788

Ares Management Corp., Class A	1,326	97,899

Arthur J Gallagher & Co.	699	103,906

Athene Holding, Ltd., Class A(a)	843	58,057

BlackRock, Inc.	86	72,125

Brown & Brown, Inc.	1,747	96,871

Cboe Global Markets, Inc.	571	70,724

Cincinnati Financial Corp.	452	51,627

Commerce Bancshares, Inc.	765	53,305

East West Bancorp, Inc.	508	39,390

Erie Indemnity Co., Class A	322	57,451

Everest Re Group, Ltd.	237	59,435

FactSet Research Systems, Inc.	238	93,958

First Horizon Corp.	2,294	37,369

First Republic Bank	361	69,630

Franklin Resources, Inc.	1,447	43,005

Globe Life, Inc.	635	56,534

Interactive Brokers Group, Inc.	778	48,501

Intercontinental Exchange, Inc.	721	82,785

Invesco Ltd.	1,510	36,406

LPL Financial Holdings, Inc.	350	54,866

Markel Corp.(a)	54	64,537

MarketAxess Holdings, Inc.	90	37,862

Morningstar, Inc.	275	71,233

MSCI, Inc.	126	76,651

Nasdaq, Inc.	492	94,966

Principal Financial Group, Inc.	732	47,141

Reinsurance Group of America, Inc.	294	32,710

RenaissancereRe Holdings, Ltd.	401	55,899

Santander Consumer USA Holdings, Inc.	1,602	66,803

SEI Investments Co.	988	58,588

Signature Bank	143	38,936

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Financials (13.2%): (continued)

SVB Financial Group(a)	93	60,160

The Carlyle Group, Inc.	1,772	83,780

The Charles Schwab Corp.	764	55,650

Tradeweb Markets, Inc., Class A	741	59,858

Western Alliance Bancorp	380	41,352

WR Berkley Corp.	797	58,325

		2,574,149

Health Care (15.6%):

ABIOMED, Inc.(a)	144	46,875

Agilent Technologies, Inc.	585	92,155

Align Technology, Inc.(a)	52	34,602

Amedisys, Inc.(a)	194	28,925

Amgen, Inc.	293	62,306

Avantor, Inc.(a)	1,495	61,145

Baxter International, Inc.	978	78,660

BioMarin Pharmaceutical, Inc.(a)	447	34,549

Bio-Rad Laboratories, Inc., Class A(a)	86	64,152

Bruker Corp.	863	67,400

Cardinal Health, Inc.	935	46,245

Catalent, Inc.(a)	455	60,547

Centene Corp.(a)	830	51,717

Cerner Corp.	1,163	82,015

Charles River Laboratories International, Inc.(a)	185	76,344

Danaher Corp.	307	93,463

DaVita, Inc.(a)	566	65,803

Denali Therapeutics, Inc.(a)	413	20,836

Dexcom, Inc.(a)	111	60,701

Edwards Lifesciences Corp.(a)	752	85,134

Encompass Health Corp.	780	58,531

HCA Healthcare, Inc.	262	63,593

Henry Schein, Inc.(a)	768	58,491

Horizon Therapeutics PLC(a)	343	37,572

Humana, Inc.	157	61,097

IDEXX Laboratories, Inc.(a)	103	64,056

Illumina, Inc.(a)	101	40,967

Insulet Corp.(a)	143	40,645

Intuitive Surgical, Inc.(a)	71	70,585

IQVIA Holdings, Inc.(a)	318	76,174

Jazz Pharmaceuticals PLC(a)	310	40,365

Masimo Corp.(a)	236	63,888

Mettler-Toledo International, Inc.(a)	53	73,000

Molina Healthcare, Inc.(a)	192	52,091

Neurocrine Biosciences, Inc.(a)	393	37,693

Novocure, Ltd.(a)	233	27,068

PerkinElmer, Inc.	395	68,450

PPD, Inc.(a)	1,353	63,307

Regeneron Pharmaceuticals, Inc.(a)	118	71,411

Repligen Corp.(a)	193	55,775

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Health Care (15.6%): (continued)

ResMed, Inc.	294	77,484

Seagen, Inc.(a)	275	46,695

STERIS PLC	366	74,766

Stryker Corp.	262	69,095

Syneos Health, Inc.(a)	622	54,413

Teleflex, Inc.	147	55,353

Veeva Systems, Inc., Class A(a)	170	48,989

Vertex Pharamaceuticals, Inc.(a)	224	40,631

Waters Corp.(a)	206	73,604

West Pharmaceutical Services, Inc.	212	90,002

Zoetis, Inc.	474	92,022

		3,061,387

Industrials (22.6%):

A O Smith Corp.	879	53,680

Advanced Drainage Systems, Inc.	339	36,670

AGCO Corp.	329	40,312

Allegion PLC	449	59,349

AMERCO, Inc.	109	70,417

AMETEK, Inc.	571	70,810

Builders FirstSource, Inc.(a)	746	38,598

Carlisle Companies, Inc.	377	74,944

Carrier Global Corp.	1,287	66,615

Caterpillar, Inc.	254	48,760

CH Robinson Worldwide, Inc.	633	55,071

Cintas Corp.	175	66,615

Copart, Inc.(a)	580	80,458

Costar Group, Inc.(a)	592	50,947

CSX Corp.	2,227	66,231

Deere & Co.	158	52,941

Dover Corp.	571	88,790

Eaton Corp. PLC	477	71,221

Emerson Electric Co.	665	62,643

Enphase Energy, Inc.(a)	155	23,245

Equifax, Inc.	326	82,615

Expeditors International of Washington, Inc.	738	87,918

Fastenal Co.	1,385	71,480

Fortive Corp.	966	68,171

Fortune Brands Home & Security, Inc.	566	50,612

Generac Holdings, Inc.(a)	113	46,180

General Dynamics Corp.	417	81,744

Graco, Inc.	1,110	77,667

HEICO Corp.	427	56,308

Honeywell International, Inc.	310	65,807

Howmet Aerospace, Inc.	1,168	36,442

Hubbell, Inc.	372	67,209

IAA, Inc.(a)	932	50,859

IDEX Corp.	329	68,087

Illinois Tool Works, Inc.	371	76,660

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (22.6%): (continued)

J.B. Hunt Transport Services, Inc.	379	63,376

Jacobs Engineering Group, Inc.	470	62,289

Johnson Controls International PLC	1,110	75,569

Kansas City Southern	228	61,706

Lennox International, Inc.	203	59,716

Masco Corp.	1,074	59,661

Nordson Corp.	336	80,018

Norfolk Southern Corp.	262	62,683

Old Dominion Freight Line, Inc.	261	74,641

Otis Worldwide Corp.	1,031	84,831

PACCAR, Inc.	701	55,323

Parker Hannifin Corp.	171	47,815

Quanta Services, Inc.	570	64,877

Republic Services, Inc.	911	109,375

Robert Half International, Inc.	563	56,486

Rockwell Automation, Inc.	254	74,686

Rollins, Inc.	1,627	57,482

Roper Technologies, Inc.	162	72,273

Snap-on, Inc.	246	51,402

Teledyne Technologies, Inc.(a)	134	57,564

The Middleby Corp.(a)	257	43,821

Toro Co.	798	77,733

Trane Technologies PLC	394	68,024

TransDigm Group, Inc.(a)	86	53,713

TransUnion	603	67,723

Trex Co., Inc.(a)	442	45,053

Union Pacific Corp.	308	60,371

United Rentals, Inc.(a)	124	43,515

Verisk Analytics, Inc.	391	78,306

Waste Management, Inc.	697	104,104

Watsco, Inc.	194	51,336

Westinghouse Air Brake Technologies Corp.	599	51,640

WW Grainger, Inc.	183	71,930

XPO Logistics, Inc.(a)	332	26,421

Xylem, Inc.	667	82,495

		4,424,034

Information Technology (17.1%):

Advanced Micro Devices, Inc.(a)	420	43,218

Akamai Technologies, Inc.(a)	543	56,792

Amphenol Corp., Class A	1,074	78,649

Analog Devices, Inc.	383	64,145

ANSYS, Inc.(a)	133	45,280

Arista Networks, Inc.(a)	154	52,921

Aspen Technology, Inc.(a)	257	31,560

Black Knight, Inc.(a)	919	66,168

Broadcom, Inc.	116	56,252

Broadridge Financial Solutions, Inc.	502	83,653

Cadence Design Systems, Inc.(a)	331	50,127

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (17.1%): (continued)

CDW Corp.	340	61,887

Ciena Corp.(a)	768	39,437

Citrix Systems, Inc.	359	38,546

Cognex Corp.	631	50,619

Cognizant Technology Solutions Corp., Class A	848	62,930

Dolby Laboratories, Inc.	685	60,280

Dynatrace, Inc.(a)	625	44,356

Entegris, Inc.	355	44,694

EPAM Systems, Inc.(a)	118	67,317

F5 Networks, Inc.(a)	279	55,460

Fair Isaac Corp.(a)	94	37,405

Fidelity National Information Services, Inc.	434	52,809

First Solar, Inc.(a)	391	37,325

Fiserv, Inc.(a)	507	55,009

FleetCor Technologies, Inc.(a)	166	43,371

Fortinet, Inc.(a)	243	70,966

Gartner, Inc.(a)	297	90,252

II-VI, Inc.(a)	448	26,593

IPG Photonics Corp.(a)	205	32,472

Jack Henry & Associates, Inc.	377	61,851

Keysight Technologies, Inc.(a)	446	73,273

KLA Corp.	112	37,465

Lam Research Corp.	58	33,011

Leidos Holdings, Inc.	599	57,582

Manhattan Associates, Inc.(a)	399	61,059

Marvell Technology, Inc.	774	46,680

Microchip Technology, Inc.	265	40,675

Micron Technology, Inc.	445	31,586

MKS Instruments, Inc.	207	31,238

Monolithic Power Systems, Inc.	99	47,983

NetApp, Inc.	614	55,113

NVIDIA Corp.	276	57,176

NXP Semiconductors NV	212	41,524

ON Semiconductor Corp.(a)	918	42,017

Paychex, Inc.	869	97,719

Paycom Software, Inc.(a)	112	55,524

Paylocity Holding Corp.(a)	221	61,968

PTC, Inc.(a)	304	36,416

Qorvo, Inc.(a)	199	33,271

Seagate Technology Holdings PLC	644	53,143

ServiceNow, Inc.(a)	84	52,271

Skyworks Solutions, Inc.	213	35,098

SS&C Technologies Holdings, Inc.	1,025	71,135

Synopsys, Inc.(a)	191	57,187

TE Connectivity Ltd.	513	70,394

Teradyne, Inc.	295	32,205

The Trade Desk, Inc., Class A(a)	391	27,487

The Western Union Co.	2,400	48,528

Trimble, Inc.(a)	666	54,778

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Information Technology (17.1%): (continued)

Tyler Technologies, Inc.(a)	126	57,790

Universal Display Corp.	190	32,482

VeriSign, Inc.(a)	352	72,164

Western Digital Corp.(a)	470	26,527

Zebra Technologies Corp.(a)	106	54,635

		3,349,448

Materials (7.6%):

Albemarle Corp.	239	52,334

AptarGroup, Inc.	596	71,132

Avery Dennison Corp.	304	62,992

Ball Corp.	810	72,876

Celanese Corp.	390	58,750

CF Industries Holdings, Inc.	959	53,531

Corteva, Inc.	1,159	48,771

Crown Holdings, Inc.	615	61,980

Eastman Chemical Co.	493	49,665

FMC Corp.	590	54,020

Freeport-McMoRan, Inc.	1,025	33,343

International Flavors & Fragrances, Inc.	371	49,610

International Paper Co.	1,004	56,144

LyondellBasell Industries NV, Class A	412	38,666

Martin Marietta Materials, Inc.	150	51,252

Newmont Corp.	869	47,187

Nucor Corp.	630	62,049

Packaging Corp. of America	475	65,284

PPG Industries, Inc.	454	64,926

Reliance Steel & Aluminum Co.	396	56,398

RPM International, Inc.	916	71,127

Steel Dynamics, Inc.	862	50,410

The Mosaic Co.	1,061	37,899

The Scotts Miracle-Gro Co.	183	26,784

The Sherwin-Williams Co.	315	88,115

Vulcan Materials Co.	313	52,947

Westlake Chemical Corp.	529	48,213

		1,486,405

Real Estate (0.4%):

CBRE Group, Inc., Class A(a)	558	54,327

eXp World Holdings, Inc.	430	17,101

		71,428

Utilities (8.5%):

Alliant Energy Corp.	1,530	85,649

Ameren Corp.	1,056	85,536

American Electric Power Co., Inc.	987	80,125

American Water Works Co., Inc.	514	86,887

Atmos Energy Corp.	736	64,915

CMS Energy Corp.	1,422	84,936

Consolidated Edison, Inc.	1,092	79,268

DTE Energy Co.	576	64,345

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (8.5%): (continued)

Entergy Corp.	715	71,007

Essential Utilities, Inc.	1,574	72,530

Evergy, Inc.	1,081	67,238

Eversource Energy	900	73,584

FirstEnergy Corp.	1,217	43,350

NextEra Energy, Inc.	862	67,684

NRG Energy, Inc.	1,133	46,260

Pinnacle West Capital Corp.	869	62,881

PPL Corp.	2,467	68,780

Public Service Enterprise Group, Inc.	1,171	71,314

The AES Corp.	1,859	42,441

The Southern Co.	1,418	87,873

UGI Corp.	1,421	60,563

Vistra Corp.	2,229	38,116

WEC Energy Group, Inc.	898	79,204

Xcel Energy, Inc.	1,187	74,187

		1,658,673

Total Common Stocks (Cost $20,403,484)		19,488,731

Investment Company (0.3%)

BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01%(b)	64,969	64,969

Total Investment Company (Cost $64,969)		64,969

Total Investments (Cost $20,468,453) — 100.0%		19,553,700

Other assets in excess of liabilities — 0.0%		4,219

NET ASSETS - 100.00%		19,557,919

Percentages indicated are based on net assets as of September 30, 2021.

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on September 30, 2021.

Schedule of Portfolio Investments

September 30, 2021

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.5%)

Consumer Discretionary (4.3%):

BorgWarner, Inc.	2,717	117,402

Garmin Ltd.	1,498	232,879

Genuine Parts Co.	1,405	170,328

Service Corp. International	3,377	203,498

		724,107

Consumer Staples (8.1%):

Bunge, Ltd.	1,982	161,176

Campbell Soup Co.	3,905	163,268

Conagra Brands, Inc.	5,772	195,498

Costco Wholesale Corp.	680	305,558

Hormel Foods Corp.	4,903	201,023

The JM Smucker Co.	1,469	176,324

Tyson Foods, Inc., Class A	2,231	176,115

		1,378,962

Energy (2.4%):

Kinder Morgan, Inc.	8,900	148,897

ONEOK, Inc.	1,924	111,573

The Williams Cos., Inc.	5,612	145,575

		406,045

Financials (16.7%):

Aflac, Inc.	3,161	164,783

American Financial Group, Inc.	1,011	127,214

Apollo Global Management, Inc.	2,767	170,420

Ares Management Corp., Class A	3,492	257,814

Arthur J Gallagher & Co.	1,842	273,813

BlackRock, Inc.	230	192,892

Cboe Global Markets, Inc.	1,504	186,285

Cincinnati Financial Corp.	1,194	136,379

East West Bancorp, Inc.	1,340	103,904

Erie Indemnity Co., Class A	849	151,479

Everest Re Group, Ltd.	625	156,738

First Horizon Corp.	6,050	98,554

Franklin Resources, Inc.	3,818	113,471

Invesco Ltd.	3,982	96,006

Principal Financial Group, Inc.	1,928	124,163

Reinsurance Group of America, Inc.	775	86,226

Santander Consumer USA Holdings, Inc.	4,220	175,974

The Carlyle Group, Inc.	4,671	220,845

		2,836,960

Health Care (1.7%):

Amgen, Inc.	772	164,166

Cardinal Health, Inc.	2,465	121,919

		286,085

Industrials (22.5%):

A O Smith Corp.	2,315	141,377

Caterpillar, Inc.	670	128,620

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Industrials (22.5%): (continued)

CH Robinson Worldwide, Inc.	1,668	145,116

Dover Corp.	1,502	233,561

Eaton Corp. PLC	1,258	187,832

Emerson Electric Co.	1,753	165,133

Fastenal Co.	3,646	188,170

General Dynamics Corp.	1,098	215,241

Honeywell International, Inc.	821	174,282

Hubbell, Inc.	981	177,237

Illinois Tool Works, Inc.	977	201,877

Johnson Controls International PLC	2,924	199,066

PACCAR, Inc.	1,849	145,923

Republic Services, Inc.	2,400	288,144

Robert Half International, Inc.	1,484	148,890

Rockwell Automation, Inc.	670	197,007

Snap-on, Inc.	649	135,609

Union Pacific Corp.	811	158,964

Waste Management, Inc.	1,835	274,076

Watsco, Inc.	512	135,485

WW Grainger, Inc.	486	191,027

		3,832,637

Information Technology (9.0%):

Analog Devices, Inc.	1,009	168,987

Broadcom, Inc.	306	148,389

Broadridge Financial Solutions, Inc.	1,326	220,965

Cognex Corp.	1,665	133,566

NetApp, Inc.	1,620	145,411

Paychex, Inc.	2,291	257,623

Seagate Technology Holdings PLC	1,699	140,201

TE Connectivity Ltd.	1,352	185,521

The Western Union Co.	6,325	127,892

		1,528,555

Materials (11.5%):

Celanese Corp.	1,027	154,707

CF Industries Holdings, Inc.	2,526	141,001

Eastman Chemical Co.	1,299	130,861

FMC Corp.	1,555	142,376

International Flavors & Fragrances, Inc.	978	130,778

International Paper Co.	2,644	147,853

LyondellBasell Industries NV, Class A	1,086	101,921

Newmont Corp.	2,290	124,347

Nucor Corp.	1,661	163,592

Packaging Corp. of America	1,251	171,937

Reliance Steel & Aluminum Co.	1,042	148,402

RPM International, Inc.	2,413	187,369

Steel Dynamics, Inc.	2,272	132,867

The Scotts Miracle-Gro Co.	486	71,131

		1,949,142

Schedule of Portfolio Investments — continued

September 30, 2021

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Utilities (23.3%):

Alliant Energy Corp.	4,027	225,431

Ameren Corp.	2,782	225,342

American Electric Power Co., Inc.	2,599	210,987

Atmos Energy Corp.	1,940	171,108

CMS Energy Corp.	3,748	223,868

Consolidated Edison, Inc.	2,875	208,696

DTE Energy Co.	1,517	169,464

Entergy Corp.	1,880	186,703

Essential Utilities, Inc.	4,145	191,002

Evergy, Inc.	2,843	176,835

Eversource Energy	2,369	193,689

FirstEnergy Corp.	3,206	114,198

NRG Energy, Inc.	2,984	121,837

Pinnacle West Capital Corp.	2,292	165,849

PPL Corp.	6,496	181,108

Public Service Enterprise Group, Inc.	3,083	187,755

The AES Corp.	4,897	111,799

The Southern Co.	3,732	231,272

UGI Corp.	3,743	159,527

Vistra Corp.	5,871	100,394

WEC Energy Group, Inc.	2,364	208,505

Xcel Energy, Inc.	3,125	195,312

		3,960,681

Total Common Stocks (Cost $17,677,274)		16,903,174

Investment Company (0.3%)

BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01%(a)	47,301	47,301

Total Investment Company (Cost $47,301)		47,301

Total Investments (Cost $17,724,575) — 99.8%		16,950,475

Other assets in excess of liabilities — 0.2%		38,147

NET ASSETS - 100.00%		16,988,622

Percentages indicated are based on net assets as of September 30, 2021.

(a)	Rate disclosed is the daily yield on September 30, 2021.